3. Stockholders Equity:	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
3.	Stockholders’ Equity:

At February 29, 2012 and May 31, 2011, the Company was authorized to issue 80,000,000 shares of common stock, $.008 par value per share.  In addition, 20,000,000 shares of $.001 par value preferred stock were authorized.  All commons stock shares have full dividend rights.  However, it is not anticipated that the Registrant will be declaring distributions in the foreseeable future.

During the first quarter of 2012 the Company issued 4,533,333 shares of common stock for cash consideration of $544,000.

In October 2011 the Company reinstated a Term Sheet originally signed in August, 2011 with a private capital source describing the provision of a Financing Facility to the Company having a face value of $1.5 million; to be made available in $500,000 tranches in exchange for purchasing the Company's stock under a proposed S1 registration statement at 85% of the lowest daily volume average share price over a five (5) trading day period once the Company calls for the funding.  The agreement would remain in force for 24 months from the date of contemplated execution.

When the final facility was approved and executed, the Company paid a document preparation fee to the funding source of $10,000 and paid them 50,000 restricted shares of the Company's stock in consideration of the Facility's creation and funds availability.  On November 4th, when the shares were issued the most recent shares sold at the market rate of $.96, resulting in a non-cash expense of $48,000 being recognized in the current quarter.  These shares are restricted in that they cannot be sold for six months.  In addition, if The Company does not use the capital raise or the funding source is unable to generate the agreed upon capital, the shares are to be returned to the Company.  However, in consideration of the accounting principal of “more likely than not” as explained in accounting standards codification 350-25-35-30 and 740-10-25-6 the Company recognized the expenses in the second quarter in general and administrative expense.

On September 8, 2010, in the third quarter of FY 2012 the Company reverse split its shares at a rate of 8 to 1 resulting in total shares outstanding changing from 38,579,925 to 4,822,491.

Series A Convertible Preferred Stock

During the current quarter, ending February 29, 2012, the Company issued 1,851,000 shares of preferred stock as Series A convertible preferred stock for total proceeds of $1,851,000. The terms of the preferred stock allow the holder to convert each share of preferred stock into 1.25 shares of common stock at any time after six months from the date of issuance. The holders of shares of preferred stock shall have the right to one vote for each share of common stock into which such preferred stock could convert. The holders of shares of preferred stock are also entitled to receive cumulative dividends in preference to any declaration or payment of any dividend at the rate of $.06 per share per annum when, and if declared by the Board of Directors.

No dividends have been declared as of February 29, 2012. However, upon issuance of preferred stock convertible in shares of common stock at a price lower than the fair market value of common stock on the date of issuance, in accordance with the guidance provided in ASC 505-10-50 and Emerging Issues Task Force (“EITF”) No. 00-27, we will record the intrinsic value of this beneficial conversion feature which we calculated to be $500,470 ($1.06 common stock price February 29th, 2012 compared to $.80 effective conversion rate=$.26 per share.  $.26 times 1,924,888=$500,470), as a deemed dividend recognizable over the next six months, resulting in a line item on the income statement under the Net Income (Loss) line for “Deemed dividend for beneficial conversion of convertible preferred stock” of  $250,235 in the next two quarters which will increase our paid-in capital and reduce our retained earnings.   This deemed dividend was calculated based upon a closing price on February 29, 2012 (the date the shares were formally accepted by the Company) of $1.06 per share and an effective sale price (with conversion) per the preferred share agreement of $.80 per share of common stock.

3.	Stockholders’ Equity:

At May 31, 2011 and 2010, the Company’s $.008 par value common stock authorized were 80,000,000 shares. In addition, 20,000,000 shares of $.001 par value preferred stock were authorized, but none has been issued.  All common stock shares have full dividend rights.  However, it is not anticipated that the Registrant will be declaring distributions in the foreseeable future.  During the third quarter of the year ended May 31, 2012, the Company reverse split all shares of its common stock outstanding and related options outstanding at a ratio of 8 to 1, resulting in reduction to all outstanding stock information presented in the Company financial statements.  In compliance with Accounting Standards Codification 260-10-55-12, the Company has adjusted all outstanding stock references in these financial statements to retroactively reflect this reverse split

During the year ended May 31, 2011 and 2010 the Company issued 546,875 and 637,500 shares of common stock for cash consideration aggregating $1,035,000.

During the year ended May 31, 2010 the Company completed a transaction to repurchase approximately 75% of the common stock shares owned by the Company’s majority shareholder (“the shareholder”). The Company purchased a note receivable for $112,500 that was due from the shareholder. They then reached an agreement with the shareholder to purchase 13,451,461 of his common shares in exchange for forgiving the note, $150,000 cash, and 312,500 in stock options, exercisable at $.005, valued at $240,512 under Black-Scholes. Upon completion of the purchase the Company retired the 1,681,433 shares and the transaction costs are included in additional paid in capital.  It should also be noted herein that in the Subsequent Events Section there is note of a further repurchase made by the Company that retires all of the Leon J. “Sabean” interests in the company and returns his outstanding stock to treasury as well as voids the option agreement as noted herein.

The Note receivable was purchased for $112,500 in cash and was booked at the fair market value and purchase price of $112,500 and then written off to APIC as part of the retirement of the shares from the majority shareholder which was done at the same time. Additionally, $150,000 was paid in cash to the majority shareholder for the retirement of the note and he was given stock options with a Black-Scholes valuation of $240,512. To retire these shares forgiveness of a note worth $112,500 was given in addition to $150,000 in cash and $240,512 worth of stock options given to the majority shareholder. This totals approximately $503,000 in consideration given to retire 1,681,433 shares. This yields an effective stock price being retired of approximately 4 cents a share. Since this is well below the deemed market price of 10 cents a share remaining in APIC and no gain/loss is recognized on this since the stock price permits this value and this is a related party transaction. The note receivable being forgiven is also treated as part of this transaction since this note was purchased with the intention of using it to retire these shares and this note was purchased after negotiations with the shareholder had already begun and was purchased with this transaction in mind. Consequently, the note is considered to be part of this transaction and is accounted for as part of this transaction.

The following table summarizes shares issued in association with the repurchase of company shares from a majority shareholder. The Company records stock option awards based upon an assessment of the grant date fair value for stock options using the Black-Scholes option pricing model. The transaction was recorded in and additional paid in capital as a stock repurchase and did not impact income or expenses:

Twelve Months Ended
May 31, 2010
Stock options	2,500,000
Total share-based equity transaction	$240,512